Share Capital and Share-based Payments - Summary of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 7,600	$ 8,140
Stock options
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	1,676	618
RSUs and pRSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	6,640	3,320
PSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	(224)	3,882
DSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	(492)	320
Equity Settled Awards | Construction- in-progress
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	273	0
Equity Settled Awards | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	6,773	4,449
Equity Settled Awards | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	927	376
Cash settled equity awards | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	(691)	2,302
Cash settled equity awards | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	290	708
Cash settled equity awards | Exploration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 28	$ 305